Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Future minimum lease payments under non-cancelable operating lease agreements
2014	$ 5,465
2015	2,777
2016	1,782
2017	676
Total minimum payments required	10,700
Rent expense	6,869	8,518	8,221
Changes in the product warranty accrual
Balance at the beginning of the period	4,006	4,928	5,585
Accruals for warranties issued during the year	2,267	2,996	3,780
Settlements made during the year	(3,311)	(3,918)	(4,437)
Balance at the end of the period	$ 2,962	$ 4,006	$ 4,928